Stock Options and Nonvested Shares (Tables)	12 Months Ended
Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the stock option activity is as follows:

	2016		2017		2018
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
Outstanding at beginning of year	17,332,760	$0.55	16,180,260	$0.53	13,677,960	$0.46
Exercised	(417,900)	0.25	(107,200)	0.25	(2,400)	0.25
Forfeited	(734,600)	1.08	(2,395,100)	0.98	(473,360)	1.16
Outstanding at end of year	16,180,260	$0.53	13,677,960	$0.46	13,202,200	$0.43
Shares exercisable at end of year	16,180,260	$0.53	13,677,960	$0.46	13,202,200	$0.43

Schedule of Information with Respect to Stock Options Outstanding

The following table summarizes information with respect to stock options outstanding at December 31, 2018:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2018	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2018
$1.43	2,034,500				2,034,500
$0.25	11,167,700				11,167,700

	13,202,200	4.02	$0.43	$—	13,202,200	$0.43	$—

2014 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of the stock option activity is as follows:

	2016		2017		2018
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
Outstanding at beginning of year	1,235,000	$0.88	1,105,000	$0.87	3,755,000	$0.49
Granted	—	—	2,690,000	0.34	280,000	0.43
Exercised	(14,800)	0.89	—	—	—	—
Forfeited	(115,200)	0.90	(40,000)	0.89	(360,000)	0.62
Outstanding at end of year	1,105,000	$0.87	3,755,000	$0.49	3,675,000	$0.48
Shares exercisable at end of year	805,400	0.88	1,045,800	$0.88	1,877,000	$0.59

Schedule of Information with Respect to Stock Options Outstanding

The following table summarizes information with respect to stock options outstanding at December 31, 2018:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2018	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2018
$0.878	725,000				725,000
$0.920	40,000				40,000
$1.032	—				—
$1.038	—				—
$0.870	120,000				120,000
$0.302	880,000				387,200
$0.348	1,680,000				604,800
$0.434	230,000				—
	3,675,000	6.39	$0.48	—	1,877,000	$0.59	—

Schedule of Fair Value of Employee Options Estimated on the Basis of Black-Scholes Option Price Model	The fair value of employee options was estimated on the basis of the Black-Scholes Option Price model with the following assumptions: